Schedule of provision for decommissioning costs (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance		$ 18,780	$ 17,460
Adjustment to provision		5,000	5,720
Increase (decrease) through transfers and other changes, other provisions	[1]	(358)	(519)
Payments made		(324)	(446)
Interest accrued		366,000	571,000
Others		(3)	15
Cumulative translation adjustment		706	(4,021)
Closing balance		$ 19,172	$ 18,780

[1]	In the first half of 2021, it includes transfers to held for sale mainly related to US$ 109 in the concessions of Peroá Group in Espírito Santo state, US$ 97 in Miranga Group in Bahia state and US$ 153 in Alagoas Group in Alagoas state. In 2020, it includes transfers to held for sale mainly related to US$ 301 in the concessions in Bahia state and US$204 in Rio Grande do Norte state (as set out in note 23 to these Interim Financial Statements and note 24 to the 2020 Annual Financial Statements, respectively).